Condensed Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash on Deposit with Subsidiary Bank	$ 3,162.4		$ 3,752.7		$ 4,315.3	$ 2,818.0
Securities	30,720.3		31,033.5
Buildings and Equipment	458.8		469.9
Other Assets	4,764.0		3,930.2
Total Assets	102,947.3		97,463.8		100,223.7
LIABILITIES
Senior Notes	1,996.6	[1],[2]	2,405.8	[1],[2]
Long Term Debt	1,709.2		1,421.6
Floating Rate Capital Debt	277.1		277.0
Other Liabilities	3,513.3		2,577.2
Total Liabilities	95,035.3		89,936.8
STOCKHOLDERS' EQUITY
Common Stock	408.6		408.6
Additional Paid-in Capital	1,035.7		1,012.7
Retained Earnings	7,134.8		6,702.7
Accumulated Other Comprehensive Loss	(244.3)		(283.0)		(345.6)	(305.3)
Treasury Stock	(422.8)		(314.0)
Total Stockholders' Equity	7,912.0		7,527.0		7,117.3
Total Liabilities and Stockholders' Equity	102,947.3		97,463.8
Parent Company
ASSETS
Cash on Deposit with Subsidiary Bank	1,566.4		6.5		6.5	6.8
Time Deposits with Subsidiary Banks			1,691.4
Securities	5.3		4.9
Buildings and Equipment			3.4
Other Assets	608.8		377.7
Total Assets	11,490.7		10,492.1
LIABILITIES
Senior Notes	1,996.6		2,405.8
Long Term Debt	717.8
Floating Rate Capital Debt	277.1		277.0
Other Liabilities	587.2		282.3
Total Liabilities	3,578.7		2,965.1
STOCKHOLDERS' EQUITY
Common Stock	408.6		408.6
Additional Paid-in Capital	1,035.7		1,012.7
Retained Earnings	7,134.8		6,702.7
Accumulated Other Comprehensive Loss	(244.3)		(283.0)
Treasury Stock	(422.8)		(314.0)
Total Stockholders' Equity	7,912.0		7,527.0
Total Liabilities and Stockholders' Equity	11,490.7		10,492.1
Parent Company | Banks Industry
ASSETS
Advances to Wholly-Owned Subsidiaries	2,035.0		1,035.0
Investments in Wholly-Owned Subsidiaries	7,101.7		7,225.6
Parent Company | Nonbank Subsidiaries
ASSETS
Advances to Wholly-Owned Subsidiaries	5.0		5.0
Investments in Wholly-Owned Subsidiaries	$ 168.5		$ 142.6

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.